Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of prepayments and other assets

		As of December 31,
		2018	2019
		RMB	RMB
Loans receivable, net	(1)	74,068	70,531
Rental and other deposits		10,258	6,993
Security deposits with real estate developers	(2)	106,528	72,573
Deposits for investments	(3)	20,246	3,155
Others		23,811	48,671
Prepayments and other assets		234,911	201,923
Current Portion		210,996	194,668
Non-Current Portion		23,915	7,255
Total prepayments and other assets		234,911	201,923

Schedule of allowance for doubtful loans

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year:	1,324	1,411	1,113
Provision (Reversal) for the year	2,701	(493)	3,142
Write-off	(2,614)	—	—
Collection of previously written-off debtors	—	195	—
Balance at the end of the year	1,411	1,113	4,255

Schedule of aging of loans receivable

	As of December 31,
	2018	2019
	RMB	RMB
1-29 days past Due	26,945	2,109
30-89 days past Due	2,538	—
90-179 days past Due	2,482	5,434
Over 180 days past Due	6,495	18,803
Total past Due	38,460	26,346
Current	36,721	48,440
Total loans	75,181	74,786

Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loans receivable

	As of December 31,
	2018	2019
	RMB	RMB
Secured personal loans	31,467	16,741
Unsecured personal loans	43,714	58,045
	75,181	74,786
Less: allowance for doubtful loans	(1,113)	(4,255)
Loans receivables, net	74,068	70,531
Current Portion	70,399	66,431
Non-Current Portion	3,669	4,100
Total loans	74,068	70,531